Business Combination (Acquisition of NQ Shenzhen, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					6 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Customer relationships [Member]	Dec. 31, 2013 Platform technology [Member]	Dec. 31, 2013 NQ Shenzhen [Member]	Jun. 30, 2013 NQ Shenzhen [Member]	Jun. 30, 2013 NQ Shenzhen [Member] Customer relationships [Member]	Jun. 30, 2013 NQ Shenzhen [Member] Platform technology [Member]	Jun. 30, 2013 NQ Shenzhen [Member] Common Shares [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired							100.00%
Cash consideration							$ 809
Share consideration, number of shares										1,314,815
Share consideration, fair value of shares							2,125			2,125
Identified intangible assets, amount								243	356
Identified intangible assets, estimated useful life				4 years	4 years 7 months 6 days			3 years	5 years
Net revenues	196,702	91,768	40,671			297
Net losses	$ 1,856	$ (9,430)	$ (10,251)			$ 19